FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of assets measured at fair value on a recurring basis

As of December 31, 2023 and 2024, short-term and long-term investments measured at fair value are as follows:

	Fair value measurement as of December 31, 2024
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	202,635	783,007	—	985,642
Investments elected to measure at fair value
- Wealth management products	—	712,672	—	712,672
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	863,625	—	863,625
Investments elected to measure at fair value
- Wealth management products	—	59,115	—	59,115
Total	202,635	2,418,419	—	2,621,054

9. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	Fair value measurement as of December 31, 2023
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	207,329	1,559,248	—	1,766,577
Investments elected to measure at fair value
- Wealth management products	—	159,152	—	159,152
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	928,200	—	928,200
Investments elected to measure at fair value
- Wealth management products	—	101,432	—	101,432
Total	207,329	2,748,032	—	2,955,361

Summary of available-for-sale investments

A summary of available-for-sale investments during the years ended December 31, 2023 and 2024 is presented as below:

	As of December 31, 2024
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	966,011	19,631	—	—	985,642
Long-term investments:
Available-for-sale debt investments
- Wealth management products	824,015	39,610	—	—	863,625
Total	1,790,026	59,241	—	—	1,849,267

	As of December 31, 2023
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	1,752,828	13,749	—	—	1,766,577
Long-term investments:
Available-for-sale debt investments
- Wealth management products	906,499	21,701	—	—	928,200
Total	2,659,327	35,450	—	—	2,694,777